Notes to the cash flow statements - Cash and balances with central banks, Businesses disposed, and restricted cash (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Cash and balances with central banks
Cash and cash at bank	$ 10,141	$ 9,320
Exchange settlement accounts	40,017	56,036
Regulatory deposits with central banks	272	311
Total cash and balances with central banks	50,430	65,667
Restricted cash
Restricted cash included in cash and balances with central banks	273	311
Parent Entity
Cash and balances with central banks
Cash and cash at bank	9,805	8,961
Exchange settlement accounts	34,802	49,276
Regulatory deposits with central banks	175	163
Total cash and balances with central banks	44,782	58,400
Restricted cash
Restricted cash included in cash and balances with central banks	$ 175	$ 164